Fair Value Measurements and Disclosures (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Fair Value Disclosures [Abstract]
Schedule of Fair Value Measurements of Assets and Liabilities

	March 31, 2013				December 31, 2012
	Level 1	Level 2		Level 3	Level 1	Level 2		Level 3
Warrant Derivative Liability	$0	$		$880,696	$0	$		$701,852
Beginning of Period	-		-	701,852	-		-	92,606
Additions	-		-	-	-		-	-
Deletions	-		-	-	-		-	-
Revisions	-		-	178,844	-		-	609,246
End of Period	$0	$		$880,696	$0	$		$701,852

	December 31, 2012			December 31, 2011
	Level 1	Level 2	Level 3	Level 1	Level 2	Level 3
Warrant Derivative Liability	$-	$-	$701,852	$-	$-	$92,606

Beginning of Period	-	-	92,606	-	-	-
Additions	-	-	-	-	-	59,239
Deletions	-	-	-	-	-	-
Revisions	-	-	609,246	-	-	33,367
End of Period	$-	$-	$701,852	$-	$-	$92,606